Due from Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Due from Related Party

Due from related party consists of the following:

	As of December 31, 2019	As of December 31, 2018
Sheng Ying Xin (Beijing) Film Industry Co., Ltd.	$43,412	$44,128
Beijing ZhipingScience and Technology Development Co., Ltd.	28,259	28,724
Anytrust Information Technology Co., Ltd	4,795	112,109
Total due from related party	$76,466	$184,961